Commitments And Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Commitments And Contingencies

29. Commitments and contingencies

Commitments

The Company has commitments for future lease payments under short-term leases not recognized in the balance sheet amounting as of December 31, 2021 and 2020 of $0.3 million, and $0.4 million, respectively.

Contingencies

As of December 31, 2021, and 2020 the Company had no contingent assets or liabilities.